Brown Advisory Mid-Cap Growth Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Value
Communication Services - 3.2%
Match Group, Inc. (a)	13,483	$510,197
ROBLOX Corp. - Class A (a)	22,232	983,988
Trade Desk, Inc. - Class A (a)	15,224	1,669,312
		3,163,497

Consumer Discretionary - 9.4%
Chipotle Mexican Grill, Inc. (a)	9,369	539,842
Coupang, Inc. - Class A (a)	66,689	1,637,215
Domino's Pizza, Inc.	3,172	1,364,404
DoorDash, Inc. - Class A (a)	11,048	1,576,881
Hilton Worldwide Holdings, Inc.	10,124	2,333,582
Ross Stores, Inc.	12,503	1,881,826
		9,333,750

Consumer Staples - 2.4%
Casey's General Stores, Inc.	2,871	1,078,663
Kenvue, Inc.	56,513	1,307,146
		2,385,809

Energy - 2.9%
Cheniere Energy, Inc.	16,014	2,879,958

Financials - 9.4%
Ares Management Corp.	13,182	2,054,283
Arthur J Gallagher & Co.	6,270	1,764,190
KKR & Co., Inc.	14,748	1,925,794
Tradeweb Markets, Inc. - Class A	17,002	2,102,637
WEX, Inc. (a)	7,084	1,485,727
		9,332,631

Health Care - 19.4%
Align Technology, Inc. (a)	3,814	969,976
Alnylam Pharmaceuticals, Inc. (a)	7,685	2,113,606
Ascendis Pharma A/S - ADR (a)	6,757	1,008,888
Bio-Techne Corp.	12,538	1,002,162
Bruker Corp.	14,883	1,027,820
Dexcom, Inc. (a)	16,648	1,116,082
Edwards Lifesciences Corp. (a)	14,158	934,286
HealthEquity, Inc. (a)	16,741	1,370,251
IDEXX Laboratories, Inc. (a)	3,157	1,594,979
Inari Medical, Inc. (a)	25,479	1,050,754
Insulet Corp. (a)	11,176	2,601,214
Veeva Systems, Inc. - Class A (a)	11,565	2,427,147
West Pharmaceutical Services, Inc.	6,732	2,020,677
		19,237,842

Industrials - 22.1%
Applied Industrial Technologies, Inc.	5,921	1,321,153
Booz Allen Hamilton Holding Corp. - Class A	12,311	2,003,738
Carlisle Cos., Inc.	2,636	1,185,541
Cintas Corp.	4,859	1,000,371
Copart, Inc. (a)	26,912	1,410,189
Equifax, Inc.	9,247	2,717,323
HEICO Corp. - Class A	11,171	2,276,203
IDEX Corp.	5,287	1,134,061
Old Dominion Freight Line, Inc.	9,726	1,931,973
SiteOne Landscape Supply, Inc. (a)	8,447	1,274,737
Verisk Analytics, Inc.	9,799	2,625,740
Waste Connections, Inc.	16,811	3,006,143
		21,887,172

Information Technology - 24.8%
Autodesk, Inc. (a)	5,495	1,513,763
CCC Intelligent Solutions Holdings, Inc. (a)	117,368	1,296,916
Datadog, Inc. - Class A (a)	15,661	1,801,955
Dynatrace, Inc. (a)	34,565	1,848,190
Fair Isaac Corp. (a)	1,558	3,028,004
Gartner, Inc. (a)	5,324	2,697,990
Guidewire Software, Inc. (a)	8,404	1,537,428
HubSpot, Inc. (a)	2,888	1,535,261
Marvell Technology, Inc.	48,439	3,493,421
Monolithic Power Systems, Inc.	1,915	1,770,417
NXP Semiconductors NV	4,905	1,177,249
Workday, Inc. - Class A (a)	5,066	1,238,181
Zscaler, Inc. (a)	9,086	1,553,161
		24,491,936

Materials - 2.1%
Vulcan Materials Co.	8,387	2,100,357

Real Estate - 2.6%
CoStar Group, Inc. (a)	33,516	2,528,447
TOTAL COMMON STOCKS (Cost $70,607,649)		97,341,399

SHORT-TERM INVESTMENTS - 2.0%
Money Market Funds - 2.0%
First American Government Obligations Fund - Class Z, 4.78% (b)	1,941,499	1,941,499
TOTAL SHORT-TERM INVESTMENTS (Cost $1,941,499)		1,941,499

TOTAL INVESTMENTS - 100.3% (Cost $72,549,148)		99,282,898
Liabilities in Excess of Other Assets - (0.3)%		(253,503)
TOTAL NET ASSETS - 100.0%		$99,029,395

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
NV - Naamloze Vennootschap

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3

Common Stocks	$97,341,399	$–	$–
Money Market Funds	1,941,499	–	–
Total Investments	$99,282,898	$–	$–